Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of information for other assets
Other assets were comprised as follows:

	December 31, 2019			December 31, 2018
	Insurance and reinsurance companies	Non-insurance companies	Total	Insurance and reinsurance companies	Non-insurance companies	Total
Premises and equipment	367.8	1,319.9	1,687.7	374.8	867.7	1,242.5
Right-of-use assets (notes 3 and 22)	385.4	635.2	1,020.6	—	—	—
Inventories	—	694.5	694.5	—	455.5	455.5
Other revenue receivables	—	583.5	583.5	—	390.9	390.9
Finance lease receivables (notes 3 and 22)	8.8	367.1	375.9	—	—	—
Prepaid expenses	113.2	168.9	282.1	89.9	117.3	207.2
Accrued interest and dividends	195.7	10.8	206.5	162.0	11.2	173.2
Income taxes refundable	126.3	42.7	169.0	123.0	29.3	152.3
Sales tax and other taxes receivable	22.3	102.6	124.9	24.8	68.9	93.7
Prepaid losses on claims	114.4	—	114.4	98.9	—	98.9
Deferred compensation plans	87.4	—	87.4	80.5	—	80.5
Pension surplus (note 21)	51.9	—	51.9	64.0	—	64.0
Non-insurance companies' investment property (note 23)	—	—	—	—	1,157.9	1,157.9
Other	490.3	118.6	608.9	327.8	123.9	451.7
	1,963.5	4,043.8	6,007.3	1,345.7	3,222.6	4,568.3

Current	789.7	1,668.1	2,457.8	614.5	947.8	1,562.3
Non-current	1,173.8	2,375.7	3,549.5	731.2	2,274.8	3,006.0
	1,963.5	4,043.8	6,007.3	1,345.7	3,222.6	4,568.3